Form 13F Cover Page

Report for the calendar year or quarter ended:	06/30/02

Check here if amendment		[  ]  ;	amendment number   [  ]
	This amendment (check only one.):	[ ]	is a restatement
						[ ] 	adds new holdings entries.

Institutional Inventment Manager Filing this Report:

TM Capital Management, Inc.
303 South Broadway
Suite 470
Tarrytown, NY 10591

Form 13F File Number: 028-07166

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on behalf of reporting manager:

Name:	Patricia B. Fallon
Title:	Treasurer
Phone:	914 366 4729

Signature, Place, and Date of Signing:
	/s/ Patricia B. Fallon	Tarrytown, New York	08/14/02
	[signature]		[city, state]		[date]

Report Type (check only one):
[x]	13F Holdings Report.
[ ]	13f Notice.
[ ]	13F Combination Report.




		13F Summary Page

Report Summary:

Number of Other Included Mangers:				0
Form 13F Information Table Entry Total:				19
Form 13F Information Table Value Total:				370,777
								[thousands]

List of other Included Managers:		None

FORM 13F INFORMATION TABLE
                TITLE
                OF             VALUE     SHARES/   SH/  PUT/INVESTMT  OTHER
NAME OF ISSUER  CLASS CUSIP    (X$1000)  PRN AMT   PRN  CALLDSCRETN   MGS
AYE		COM   017361106      4378   170000 SH   SOLE
CEG             COM   210371100     51345  1750000 SH   SOLE
CIN             COM   172474108      5399   150000 SH   SOLE
CMS             COM   125896100      9608   875000 SH   SOLE
DUK             COM   264399106     18660   600000 SH   SOLE
DYN             COM   26816Q101      4140   575000 SH   SOLE
EIX             COM   281020107     81600  4800000 SH   SOLE
EP              COM   28336L109     16488   800000 SH   SOLE
FE              COM   337932107      7511   225000 SH   SOLE
MIR             COM   604675108     62525  8565000 SH   SOLE
PCG             COM   69331C108     68429  3825000 SH   SOLE
PNM             COM   744499104      5808   240000 SH   SOLE
REI             COM   75952J108      5070   300000 SH   SOLE
RRI             COM   75952B105      3719   425000 SH   SOLE
SRP             COM   826428104      1755   225000 SH   SOLE
TE              COM   872375100      2475   100000 SH   SOLE
TXU             COM   873168108     14176   275000 SH   SOLE
WMB             COM   969457100      1797   300000 SH   SOLE
XEL             COM   98389B100      5896   351600 SH   SOLE

GRAND TOTAL                        370777